INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS AND GOODWILL
NOTE 16 - INTANGIBLE ASSETS AND GOODWILL

(in millions of Euros)	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total Intangible Assets	Goodwill
Net balance at January 1, 2021	18	15	13	13	2	61	417
Additions	—	—	—	4	—	4	—
Amortization expense	(1)	(12)	(1)	—	—	(14)	—
Transfer	—	17	—	(15)	2	4	—
Effect of changes in foreign exchange rates	1	1	1	—	—	3	34
Net balance at December 31, 2021	18	21	13	2	4	58	451

Cost	86	91	40	3	4	224	451
Less accumulated depreciation and impairment	(68)	(70)	(27)	(1)	—	(166)	—
Net balance at December 31, 2021	18	21	13	2	4	58	451

(in millions of Euros)	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total Intangible Assets	Goodwill
Net balance at January 1, 2020	21	19	14	14	2	70	455
Additions	—	—	—	4	—	4	—
Amortization expense	(1)	(8)	(1)	—	—	(10)	—
Impairment	—	(1)	—	—	—	(1)	—
Transfer	—	4	—	(4)	—	—	—
Effect of changes in foreign exchange rates	(2)	1	—	(1)	—	(2)	(38)
Net balance at December 31, 2020	18	15	13	13	2	61	417

Cost	79	76	37	14	2	208	417
Less accumulated depreciation and impairment	(61)	(61)	(24)	(1)	—	(147)	—
Net balance at December 31, 2020	18	15	13	13	2	61	417
Impairment tests for goodwill
Goodwill in the amount of €451 million was allocated to our operating segments: €444 million to P&ARP, €5 million to A&T and €2 million to AS&I.
At December 31, 2021, the recoverable amount of our operating segments was determined based on value in use calculations, using discounted cash-flows.
The recoverable amount of the A&T and AS&I operating segments significantly exceeded their carrying value. No reasonable change in the assumptions used could have led to a potential impairment charge.
For the P&ARP operating segment, the analysis was based on forecasted cash flows that grow to management’s estimate of a normalized level by 2026 and then at a long term growth rate of 1.5% thereafter. The discount rate applied to the cash-flow projections was 9%. Based on this analysis, the carrying value of €1.5 billion remained below the recoverable value which was in excess of €2 billion at December 31, 2021 and therefore there was no goodwill impairment at the P&ARP operating segment.
With cash-flows 40% lower from 2022 to 2026 including the terminal year cash flow, the recoverable value still exceeded the carrying value.